Condensed Consolidated Statements of Change In Shareholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024		$ 47,806,899	$ (50,100,426)	$ (259,532)	$ (19,009)	$ (2,572,068)
Balance, shares at Dec. 31, 2024	[1]	1,857,653
Net loss			(1,204,001)		2,305	(1,201,696)
Issuance of ordinary shares upon conversion of convertible notes		$ 22,329				22,329
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	167
Foreign currency translation adjustments				25,166	(51)	25,115
Balance at Jun. 30, 2025		$ 47,829,228	(51,304,427)	(234,366)	(16,755)	(3,726,320)
Balance, shares at Jun. 30, 2025	[1]	1,857,820
Balance at Dec. 31, 2024		$ 47,806,899	(50,100,426)	(259,532)	(19,009)	(2,572,068)
Balance, shares at Dec. 31, 2024	[1]	1,857,653
Balance at Dec. 31, 2025		$ 48,829,228	(52,873,188)	(210,985)	(12,577)	(4,267,522)
Balance, shares at Dec. 31, 2025	[1]	1,890,375
Net loss			(795,004)		(1,946)	(796,950)
Foreign currency translation adjustments				(34,393)	1,161	(33,232)
Issuance of ordinary shares through register direct offering		$ 3,750,000				3,750,000
Issuance of ordinary shares through register direct offering, shares		625,000
Share cancellation
Share cancellation, shares		(40,000)
Issuance of ordinary shares in exchange for crypto assets		$ 7,310,000				7,310,000
Issuance of ordinary shares in exchange for crypto assets, shares		500,000
Ordinary shares round up in accordance with reverse stock split.
Ordinary shares round up in accordance with reverse stock split. shares		18,950
Balance at Jun. 30, 2026		$ 59,889,228	$ (53,668,192)	$ (245,378)	$ (13,362)	$ 5,962,296
Balance, shares at Jun. 30, 2026	[1]	2,994,325

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026